Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	December 31,
	2023	2022

	(in US$’000)
Raw materials	26,784	27,392
Finished goods	23,474	29,298
	50,258	56,690